Intangible assets - Summary of intangible assets (Footnotes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 2,755	$ 2,637	$ 2,779
Disposals, transfers and other movements	$ 16	$ (170)
Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Fair value less costs of disposal, post-tax discount rate	6.60%	6.60%
Water rights | Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 1,798	$ 1,759
Trademarks | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	14
Trademarks | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	20 years
Patented and non-patented technology | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	ten
Patented and non-patented technology | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	20 years
Power contracts water rights | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	two
Power contracts water rights | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	45 years
Other purchase and customer contracts | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	five
Other purchase and customer contracts | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	15 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	two
Computer software | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	five years
Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 457	473	$ 505
Disposals, transfers and other movements	$ 23	$ 47
Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	two
Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	20 years